Shareholders' Equity	6 Months Ended
Jun. 30, 2017
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS’ EQUITY

Share based compensation

a.	The fair value for options granted in the periods presented is estimated at the date of grant using a binomial option-pricing model with the following weighted average assumptions:

	Six months ended June 30,
	2017	2016
	Unaudited

Suboptimal exercise multiple	1.0-1.5	1.0
Risk free interest rate	2.26%-2.32%	1.7%-1.83%
Volatility	52%-53%	55%-56%
Dividend yield	0%	0%

b.	The following is a summary of the Company’s stock options activity for the six months ended June 30, 2017:

	Number of shares upon exercise	Weighted Average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (1)
	Unaudited

Outstanding as of December 31, 2016	2,733,166	$7.01	7.78	$16,054
Granted	35,000	19.96	9.80
Exercised	445,165	3.13	4.75
Forfeited	52,253	8.66	7.76

Outstanding as of June 30, 2017	2,270,748	$8.01	7.88	$25,950

Exercisable as of June 30, 2017	872,938	$5.73	6.88	$11,892

(1)	Calculation of aggregate intrinsic value for options outstanding and exercisable as of June 30, 2017 is based on the share price of the Company’s ordinary shares as of June 30, 2017 which was $19.35 per share.

The weighted average fair value of options granted during the six months ended June 30, 2017 was $10.81.

c.	During the six months ended June 30, 2017, the Company granted 3,300 RSUs. The weighted average fair value and contractual life of the RSUs was $21.15 and 9.86, respectively.

d.	The following table shows the total share-based compensation expense included in the interim consolidated statements of operations:

	Six months ended June 30,
	2017	2016
	Unaudited

Cost of revenues	$287	$206
Research and development	297	156
Selling and marketing	430	332
General and administrative	934	768

Total share-based compensation expense	$1,948	$1,462

On January 10, 2017 the Company had signed a master purchase agreement with Amazon Inc. for 2,932,176 warrants to purchase ordinary shares of the Company in exercise price of $13.03. The warrants are subject to vesting as a function of payments for purchased products and services of up to $150 million over a five years period beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company.

The Company utilizes a Monte Carlo simulation approach to estimate the fair value of the warrants, which requires inputs such as common ordinary share, the warrant strike price, estimated ordinary share price volatility and risk-free interest rate, among others. The Company recognized a reduction to revenues of $2.4 million during the six months ended June 30, 2017.